Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Poland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 35.0%
Alior Bank SA	389,846	$10,833,753
Bank Handlowy w Warszawie SA	59,065	1,893,394
Bank Millennium SA(a)	2,611,383	10,147,877
Bank Polska Kasa Opieki SA	741,591	36,557,267
mBank SA(a)	62,562	13,706,667
Powszechna Kasa Oszczednosci Bank Polski SA	3,490,488	70,229,340
Santander Bank Polska SA	144,665	19,358,699
		162,726,997
Broadline Retail — 5.3%
Allegro.eu SA (a)(b)	2,248,479	20,686,287
Pepco Group NV(c)	853,418	3,899,411
		24,585,698
Capital Markets — 1.5%
XTB SA(b)	315,742	6,982,001
Chemicals — 0.4%
Grupa Azoty SA(a)(c)	326,249	2,064,330
Construction & Engineering — 2.0%
Budimex SA	55,301	9,225,074
Consumer Finance — 1.7%
KRUK SA	76,219	7,993,151
Consumer Staples Distribution & Retail — 5.8%
Dino Polska SA(a)(b)	146,393	21,487,329
Zabka Group SA(a)	860,876	5,203,791
		26,691,120
Diversified Telecommunication Services — 1.6%
Orange Polska SA	2,906,419	7,486,860
Electric Utilities — 5.1%
Enea SA(a)	1,219,174	5,597,855
PGE Polska Grupa Energetyczna SA(a)	3,871,096	9,661,335
Tauron Polska Energia SA(a)	4,574,332	8,394,769
		23,653,959
Entertainment — 3.4%
CD Projekt SA	269,717	15,989,930
Health Care Providers & Services — 0.2%
Diagnostyka SA(a)	23,899	1,077,424
Hotels, Restaurants & Leisure — 0.4%
AmRest Holdings SE	437,935	1,912,437
Insurance — 8.6%
Powszechny Zaklad Ubezpieczen SA	2,433,258	39,752,731
Media — 1.2%
Cyfrowy Polsat SA(a)(c)	1,194,194	5,334,940
Security	Shares	Value
Metals & Mining — 6.1%
Grupa Kety SA	42,201	$9,763,958
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	319,950	1,936,652
KGHM Polska Miedz SA	500,018	16,385,144
		28,085,754
Oil, Gas & Consumable Fuels — 9.9%
ORLEN SA	2,331,353	45,810,185
Professional Services — 1.6%
Benefit Systems SA	9,167	7,550,024
Software — 2.4%
Asseco Poland SA	230,810	11,317,274
Specialty Retail — 3.4%
Auto Partner SA	441,344	2,334,623
CCC SA(a)	226,505	13,209,471
		15,544,094
Textiles, Apparel & Luxury Goods — 3.3%
LPP SA	3,974	15,317,521
Total Long-Term Investments — 98.9% (Cost: $425,438,657)		459,101,504
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	6,734,780	6,737,474
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	1,690,000	1,690,000
Total Short-Term Securities — 1.8% (Cost: $8,427,307)		8,427,474
Total Investments — 100.7% (Cost: $433,865,964)		467,528,978
Liabilities in Excess of Other Assets — (0.7)%		(3,105,734)
Net Assets — 100.0%		$464,423,244

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Poland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,033,721	$—	$(12,294,410)(a)	$(1,923)	$86	$6,737,474	6,734,780	$102,198 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,260,000	—	(2,570,000)(a)	—	—	1,690,000	1,690,000	57,147	—
				$(1,923)	$86	$8,427,474		$159,345	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WIG 20 Index	351	06/20/25	$5,224	$33,501
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,898,907	$448,202,597	$—	$459,101,504
Short-Term Securities
Money Market Funds	8,427,474	—	—	8,427,474
	$19,326,381	$448,202,597	$—	$467,528,978

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Poland ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$33,501	$—	$33,501

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.